NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued - USD ($)	Dec. 31, 2015	Dec. 31, 2014
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	260,206	6,000
Value of shares to be issued	$ 700,121	$ 42,000
Stock to be Issued for Cash at $5.00 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	0	3,600
Value of shares to be issued	$ 3,000	$ 18,000
Stock to be Issued for Cash at $10.00 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	0	2,400
Value of shares to be issued	$ 0	$ 24,000
Common Stock To Be Issued [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	260,206	6,000
Value of shares to be issued	$ 700,121	$ 42,000
Common Stock To Be Issued [Member] | Series B Preferred Stock [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	75,000	0
Value of shares to be issued	$ 9	$ 0
Stock to be Issued at $8.50 and $3.49 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	45,206	0
Value of shares to be issued	$ 238,997	$ 0
Stock to be Issued at $6.50 and $2.50 [Member]
NOTE 13 - COMMON STOCK TO BE ISSUED (Details) - Schedule of Common Stock to be Issued [Line Items]
Number of shares to be issued	140,000	0
Value of shares to be issued	$ 458,115	$ 0